INCOME TAX	7 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax asset is summarized as follows as of December 31, 2020:

Deferred tax assets
Net operating loss carryforward	$13,427
Organizational costs/startup expenses	41,833
Total deferred tax assets	55,260
Valuation allowance	(55,260)
Deferred tax asset, net of allowance	$—

The income tax provision (benefit) consists of the following for the period June 10, 2020 (inception) through December 31, 2020:

Federal
Current	$—
Deferred	(55,260)
State
Current	$—
Deferred	—
Change in valuation allowance	55,260
Income tax provision	$—

As of December 31, 2020, the Company had $63,937 of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from June 10, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $55,260.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(19.5)%
Change in valuation allowance	(1.5)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.